SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-00018

AMERITOR SECURITY TRUST
(Exact name of registrant as specified in charter)

Offices of Ameritor Financial Corporation
4400 MacArthur Boulevard, Suite 301
Washington, D.C 20007
(Address of principal executive offices) (Zip code)

Jerome Kinney, President
4400 MacArthur Boulevard, Suite 301
Washington, D.C 20007
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

DATE OF FISCAL YEAR END:  June 30, 2011

DATE OF REPORTING PERIOD:  March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)				March 31, 2011

Number of shares	Description		Price	Value
	BANKING	2.55%
200	Bank Of America Corporation		13.33	2,666.00
100	HSBC Holdings		51.80	5,180.00
					7,846.00
	COMPUTERS & PERIPHERAL	31.14%
100	Dell inc.		14.51	1,451.00
100	Intel Corporation		20.17	2,017.00
150	Internat Busin Mach		163.07	24,460.50
100	Cisco		17.15	1,715.00
190	Apple Computer		348.45	66,205.50
					95,849.00
	COMMUNICATIONS	2.78%
29	Nortel Networks		0.03	0.75
150	Verizon Communications		38.54	5,781.00
36	Frontier Communications		8.22	295.92
100	Comcast Corp		24.72	2,472.00
					8,549.67
	DIVERSIFIED MINERALS	6.57%
150	Alcoa inc.		17.65	2,647.50
100	Freeport-Mcmoran Copper & Gold Inc.		55.55	5,555.00
800	Northern Dynasty Minerals ltd.		15.04	12,032.00
					20,234.50
	DRUG & MEDICAL	5.43%
100	Amgen, inc.		53.45	5,345.00
100	Johnson & Johnson		59.25	5,925.00
100	Novartis Ag		54.35	5,435.00
					16,705.00
	ELECTRONICS/EQUIPMENT	1.28%
100	Medtronic Inc.		39.35	3,935.00	3,935.00

	ENERGY	4.51%
150	Alliance Resource LP		81.43	12,214.50
50	Chesapeake Energy		33.52	1,676.00
					13,890.50
	FINANCIAL & COMMERCIAL SERVICES	0.96%
200	Citigroup inc.		4.42	884.00
100	Western Union Co		20.78	2,077.70
					2,961.70
	FOOD/HEALTH CARE	4.02%
150	Nutrisystem, Inc.		14.49	2,173.50
50	Pepsico Inc.		64.41	3,220.50
100	Wellpoint		69.79	6,979.00
					12,373.00
	MANUFACTURING/ENGINEERING	11.75%
100	Flowserve Corp		128.80	12,880.00
200	General electric		20.05	4,010.00
100	Honeywell Intl, Inc.		59.71	5,971.00
100	Ingersoll-Rand Company limited		48.31	4,831.00
100	United Technologies		84.65	8,465.00
					36,157.00
	OIL SERVICES	11.44%
100	Nabors Industries ltd.		30.38	3,038.00
100	Halliburton Company		49.84	4,984.00
150	Canadian Natural Resources ltd		49.43	7,414.50
100	Occidential Petrolum		104.49	10,449.00
100	Schlumberger		93.26	9,326.00
					35,211.50

Number of shares	Description	Price	Value
	PUBLISHING	0.64%
50	Mcgraw Hill Cos, Inc		39.40	1,970.00	1,970.00

	RETAILERS/APPAREL	4.23%
50	Home Depot, inc.		37.06	1,853.00
100	Walgreen Company		40.14	4,014.00
100	Walmart		52.05	5,205.00
100	Staples		19.42	1,942.00
					13,014.00
	SAVINGS & LOANS	0.01%
450	Washington Mutual, inc.		0.05	21.15	21.15
	TELECOM-CELLULAR	0.94%
500	Alcatel Lucent		5.81	2,905.00	2,905.00

	TRANSPORTATION	0.81%
500	Jetblue Airways Corp		6.27	3,135.00	2,480.00
	UTILITIES
100	American Electric Power	6.91%	35.14	3,514.00
100	Consolidated Edison		50.72	5,072.00
					21,270.00
	SHORT TERM INVESTMENTS	4.04%
	Evergreen Investmernts			12,441.39	12,441.39
	NET ASSETS	100.00%			307,814.41

AMERITOR SECURITY TRUST

The tax basis cost of the Fund's investments was $231,833.12 and the unrealized appreciation and depreciation were $111,535.29 and $80,562.94 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)
A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ameritor Security Trust

By:	/s/ Jerome Kinney
Name: Jerome Kinney
Title: President (Principal Executive Officer)

Date: May 5, 2011

By:	/s/ Jerome Kinney
Name: Jerome Kinney
Title: Treasurer (Principal Financial and Accounting Officer

Date: May 5, 2011